Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	$ 13,408	$ 3,819	$ 6,464
Additions	11,353	3,077	(1,380)
Disposals	(288)	(53)	0
Transfer		98
Acquisitions of subsidiaries	539	6,769	0
CTA	(385)	(302)	(1,265)
Closing balance	24,627	13,408	3,819
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	25,079	10,155	12,285
Additions	15,178	4,860	300
Disposals	(4,730)	(128)	0
Transfer		98
Acquisitions of subsidiaries	962	10,978	0
CTA	(20)	(884)	(2,430)
Closing balance	36,469	25,079	10,155
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(11,671)	(6,336)	(5,821)
Additions	(3,825)	(1,783)	(1,680)
Disposals	4,442	75	0
Transfer		0
Acquisitions of subsidiaries	(423)	(4,209)	0
CTA	(365)	582	1,165
Closing balance	(11,842)	(11,671)	(6,336)
Furniture and fixtures | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,434	726	883
Additions	224	96	15
Disposals	0	(6)	0
Transfer		0
Acquisitions of subsidiaries	53	677	0
CTA	23	(59)	(172)
Closing balance	1,734	1,434	726
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(919)	(422)	(451)
Additions	(162)	(77)	(71)
Disposals	0	1	0
Transfer		0
Acquisitions of subsidiaries	(53)	(460)	0
CTA	(27)	39	100
Closing balance	(1,161)	(919)	(422)
Building improvements | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	7,460	2,997	3,617
Additions	3,661	1,055	34
Disposals	0	(21)	0
Transfer		88
Acquisitions of subsidiaries	238	3,625	0
CTA	(100)	(284)	(654)
Closing balance	11,259	7,460	2,997
Building improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(3,559)	(2,070)	(2,045)
Additions	(828)	(302)	(391)
Disposals	0	14	0
Transfer		0
Acquisitions of subsidiaries	(71)	(1,386)	0
CTA	(58)	185	366
Closing balance	(4,516)	(3,559)	(2,070)
Office equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	3,561	2,249	2,617
Additions	1,554	400	114
Disposals	0	(4)	0
Transfer		10
Acquisitions of subsidiaries	150	1,105	0
CTA	89	(199)	(482)
Closing balance	5,354	3,561	2,249
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(2,724)	(1,856)	(2,069)
Additions	(430)	(203)	(192)
Disposals	0	2	0
Transfer		0
Acquisitions of subsidiaries	(99)	(844)	0
CTA	(79)	177	405
Closing balance	(3,332)	(2,724)	(1,856)
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	12,624	4,183	5,168
Additions	9,739	3,309	137
Disposals	(4,730)	(97)	0
Transfer		0
Acquisitions of subsidiaries	521	5,571	0
CTA	(32)	(342)	(1,122)
Closing balance	18,122	12,624	4,183
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(4,469)	(1,988)	(1,256)
Additions	(2,405)	(1,201)	(1,026)
Disposals	4,442	58	0
Transfer		0
Acquisitions of subsidiaries	(200)	(1,519)	0
CTA	(201)	181	294
Closing balance	(2,833)	(4,469)	(1,988)
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Reconciliation of changes in property, plant and equipment [abstract]
Depreciation, right-of-use assets	$ 2,405	$ 1,201	$ 1,026